FAIR VALUE MEASUREMENTS 2 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Line Items]
Fair value of cash collateral receivables not offset against derivatives	$ 35	$ 20
San Diego Gas and Electric Company and Subsidiary [Member]
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Line Items]
Fair value of cash collateral receivables not offset against derivatives	13	10
Southern California Gas Company [Member]
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Line Items]
Fair value of cash collateral receivables not offset against derivatives	$ 3	$ 2